Financial Instruments by Category (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Financial Instruments by Category [Abstract]
Schedule of Financial Assets at Amortized Cost	The carrying amounts of each of the categories of financial instruments as at the end of the reporting period are as follows:
As at June 30, 2024
(Unaudited)
US$
Accounts receivable	16,967,568
Financial assets included in deposits and other receivables	913,527
Pledged bank deposits	182,380
Cash and cash equivalents	56,497,277

74,560,752
Financial assets at amortized cost
As at December 31, 2023
US$
Accounts receivable	17,236,384
Financial assets included in deposits and other receivables	808,679
Pledged bank deposits	188,745
Cash and cash equivalents	68,641,016

86,874,824
The carrying amounts of each of the categories of financial instruments as at the end of the reporting period are as follows:
2023
US$
Accounts receivable	17,236,384
Financial assets included in deposits and other receivables	808,679
Pledged bank deposits	188,745
Cash and cash equivalents	68,641,016
86,874,824
Financial assets at amortized cost
2022
US$
Accounts receivable	9,684,035
Financial assets included in deposits and other receivables	703,399
Pledged bank deposits	195,883
Cash and cash equivalents	24,077,695
34,661,012

Schedule of Financial Liabilities	Financial liabilities
	Financial liabilities at fair value through profit or loss - designated as such upon initial recognition	Financial liabilities at amortized Cost	Total
	(Unaudited)	(Unaudited)	(Unaudited)
	US$	US$	US$
As at June 30, 2024
Accounts payable	-	25,267,065	25,267,065
Warrant liabilities	2,076,355	-	2,076,355
Lease liabilities	-	351,436	351,436
Financial liabilities included in other payables and accruals	-	6,876,704	6,876,704

	2,076,355	32,495,205	34,571,560

Financial liabilities
	Financial liabilities at fair value through profit or loss - designated as such upon initial recognition	Financial liabilities at amortized cost	Total
	(Unaudited)	(Unaudited)	(Unaudited)
	US$	US$	US$
As at December 31, 2023
Accounts payable	-	23,839,894	23,839,894
Warrant liabilities	1,839,808	-	1,839,808
Lease liabilities	-	606,061	606,061
Financial liabilities included in
other payables and accruals	-	5,664,220	5,664,220

	1,839,808	30,110,175	31,949,983
Financial liabilities
	Financial liabilities at fair value through profit or loss - designated as such upon initial recognition	Financial liabilities at amortized cost	Total
	US$	US$	US$
2023
Accounts payable	-	23,839,894	23,839,894
Warrant liabilities	1,839,808	-	1,839,808
Lease liabilities	-	606,061	606,061
Financial liabilities included in other payables and accruals	-	5,664,220	5,664,220

	1,839,808	30,110,175	31,949,983

Financial liabilities
	Financial liabilities at fair value through profit or loss - designated as such upon initial recognition	Financial liabilities at amortized cost	Total
	US$	US$	US$
2022
Accounts payable	-	16,653,695	16,653,695
Other derivative financial instruments	2,796,131	-	2,796,131
Warrant liabilities	12,449,145	-	12,449,145
Lease liabilities	-	785,687	785,687
Financial liabilities included in other payables and accruals	-	4,513,530	4,513,530
Loan note	-	8,745,192	8,745,192
	15,245,276	30,698,104	45,943,380